Stockholder's Equity - Summary of RSU Activity (Detail) - RSUs	9 Months Ended
Sep. 28, 2019 $ / shares shares
Number of Shares
Nonvested - beginning of period (shares) | shares	80,820
Granted (shares) | shares	195,135
Vested / Released (shares) | shares	(42,464)
Canceled / forfeited (shares) | shares	(6,023)
Nonvested - end of period (shares) | shares	227,468
Weighted- Average Grant Date Fair Value
Nonvested - beginning of period (usd per share) | $ / shares	$ 8.80
Granted (usd per share) | $ / shares	27.13
Vested / Released (usd per share) | $ / shares	8.36
Canceled / forfeited (usd per share) | $ / shares	29.99
Nonvested - end of period (usd per share) | $ / shares	$ 24.04